ProFund VP Short International Expense Example - ProFund VP Short International - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 1,922